Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statement of comprehensive income
Profit/(loss) for the year	£ 1,415	£ (5,248)	£ (1,185)
Items that do not qualify for reclassification
Profit/(loss) on remeasurement of retirement benefit schemes	90	(1,049)	(73)
Loss on fair value of credit in financial liabilities designated at fair value through profit or loss due to own credit risk	(126)
Tax	(10)	288	306
Total - Items that do not qualify for reclassification	(46)	(761)	233
Items that do qualify for reclassification
Available-for-sale financial assets	26	(94)	44
Cash flow hedges	(1,069)	765	(700)
Currency translation	100	1,263	(1,181)
Tax	256	(106)	108
Total - Items that do qualify for reclassification	(687)	1,828	(1,729)
Other comprehensive (loss)/income after tax	(733)	1,067	(1,496)
Total comprehensive income/(loss) for the year	682	(4,181)	(2,681)
Attributable to:
Non-controlling interests	52	121	370
Preference shareholders	234	260	297
Paid-in equity holders	394	244	88
Dividend access share		1,193
Ordinary shareholders	2	(5,999)	(3,436)
Total comprehensive income/(loss) for the year	£ 682	£ (4,181)	£ (2,681)